Schedule of consolidated entities information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	1,387,524,047	1,387,524,047
C S N Islands V I I Corp [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	20,001,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions
C S N Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	50,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Equity interests and Financial transactions
C S N Islands X I I Corp [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	1,540
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions
C S N Steel S L U [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	22,042,688
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Equity interests and Financial transactions
Td B B S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Equity interests
Sepetiba Tecon S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	254,015,052
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Port services
Minerios Nacional S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	141,719,295
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Mining and Equity interests
Companhia Florestaldo Brasil [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	71,171,281
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Reforestation
Estanho De Rondonia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	195,454,162
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Tin Mining
Companhia Metalurgica Prada [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	555,142,354
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Manufacture of containers and distribution of steel products
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	4,374,779,493
Proportion of ownership interest in subsidiary	78.24%	87.52%
Description of nature of entity's operations and principal activities	Mining
C S N Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	43,149
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Sale of electric power
F T L Ferrovia Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	510,726,198
Proportion of ownership interest in subsidiary	92.71%	92.38%
Description of nature of entity's operations and principal activities	Railroad logistics
Nordeste Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	99,999
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Port services
C S N Inova Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	10,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Advisory and implementation of new development project
C B S I Companhia Brasileira De Servicos De Infraestrutura [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	4,669,986
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Equity interests and product sales and iron ore
C S N Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	385,666,665
Proportion of ownership interest in subsidiary	99.99%	90.00%
Description of nature of entity's operations and principal activities	Manufacturing and sale of cement
Berkeley Participacoes E Empreendimentos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	1,000
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Electric power generation and equity interests
C S N Inova Solucoes S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
C S N Participacoes I [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
C S N Participacoes I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
C S N Participacoes I I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
C S N Participacoes I V [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
C S N Participacoes V [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	999
Proportion of ownership interest in subsidiary	99.99%
Description of nature of entity's operations and principal activities	Equity interests
Lusosider Projectos Siderurgicos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Equity interests and product sales
Lusosider Acos Planos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Steel and Equity interests
C S N Resources S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions and Equity interests
Companhia Brasileira De Latas [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Sale of cans and containers in general and Equity interests
Companhia De Embalagens Metalicas M M S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Production and sale of cans and related activities
Companhia De Embalagens Metalicas M T M [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Description of nature of entity's operations and principal activities	Production and sale of cans and related activities
C S N Steel Holdings 1 S L U [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions, product sales and Equity interests
C S N Productos Siderurgicos S L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions, product sales and Equity interests
Stalhwerk Thuringen Gmb H [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Production and sale of long steel and related activities
C S N Steel Sections Polska Sp Zoo [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Financial transactions, product sales and Equity interests
C S N Mining Holding S L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	78.24%	87.52%
Description of nature of entity's operations and principal activities	Financial transactions, product sales and Equity interests
C S N Mining Gmb H [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	78.24%	87.52%
Description of nature of entity's operations and principal activities	Financial transactions, product sales and Equity interests
C S N Mining Asia Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	78.24%	87.52%
Description of nature of entity's operations and principal activities	Commercial representation
Lusosider Iberica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Steel, commercial and industrial activities and equity interests
C S Mining Portugal Unipessoal Lda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	78.24%	87.52%
Description of nature of entity's operations and principal activities	Commercial and representation of products
Companhia Siderurgica Nacional L L C [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Import and distribution/resale of products
C S N Cimentos S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities	Manufacturing and sale of cement
Elizabeth Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.98%
Description of nature of entity's operations and principal activities	Manufacturing and sale of cement
Elizabeth Mineracao Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.96%
Description of nature of entity's operations and principal activities	Mining
Ita Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	253,606,846
Proportion of ownership interest in subsidiary	48.75%	48.75%
Description of nature of entity's operations and principal activities	Electric power generation
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	17.92%	17.92%
Description of nature of entity's operations and principal activities	Electric power consortium
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	63,377,198
Proportion of ownership interest in subsidiary	18.64%	18.64%
Description of nature of entity's operations and principal activities	Railroad transportation
Aceros Del Orinoco S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	31.82%	31.82%
Description of nature of entity's operations and principal activities	Dormant company
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	24,670,093
Proportion of ownership interest in subsidiary	47.26%	47.26%
Description of nature of entity's operations and principal activities	Railroad logistics
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	1,395
Proportion of ownership interest in subsidiary	50.00%	50.00%
Description of nature of entity's operations and principal activities	Rental of commercial and industrial machinery and equipment
M R S Logistica S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	14.58%	16.30%
Description of nature of entity's operations and principal activities	Railroad transportation
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares held by CSN (in units)	57,224,882
Proportion of ownership interest in subsidiary	20.00%	20.00%
Description of nature of entity's operations and principal activities	Metallurgy and Equity interests
Diplic I I Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Investment fund
Caixa Vertice Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	nvestment fund
V R 1 Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	nvestment fund